Financial risk management - Interest rate Sensitivity (Details) € in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Derivative [Line Items]
Increase of interest rates (in percentage)	0.010
Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates	€ 0.0	€ 0.0
Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates	€ 37.6	€ 43.8